Fair Value Disclosures	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Fair Value Measurements
FAIR VALUE DISCLOSURES

A.	Fair Value Measurements

The guidance on fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions.  In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•	Level 1 – Quoted prices for identical instruments in active markets.

•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•	Level 3 – Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

We make use of observable market-based inputs to calculate fair value, in which case the measurements are classified within Level 2.  If quoted or observable market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates.  These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation.  A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

The guidance on fair value measurements expanded the definition of fair value to include the consideration of nonperformance risk.  Nonperformance risk refers to the risk that an obligation (either by a counterparty or us) will not be fulfilled.  For financial assets traded in an active market (Level 1), the nonperformance risk is included in the market price.  For certain other financial assets and liabilities (Level 2 and 3), our fair value calculations have been adjusted accordingly.

Derivative financial instruments
The fair value of interest rate swap derivatives is primarily based on standard industry accepted valuation models that utilize the appropriate market-based forward swap curves and zero-coupon interest rates to determine discounted cash flows.  The fair value of foreign currency forward contracts is based on a standard industry accepted valuation model that discounts cash flows resulting from the differential between the contract price and the market-based forward rate.

Securitized retained interests
The fair value of securitized retained interests was based upon a valuation model that calculated the present value of future expected cash flows, which used key assumptions for credit losses, prepayment rates and discount rates.  These assumptions were based on our historical experience, market trends and anticipated performance relative to the particular assets securitized.

Guarantees
The fair value of guarantees is based on our estimate of the premium a market participant would require to issue the same guarantee in a stand-alone arms-length transaction with an unrelated party.  If quoted or observable market prices are not available, fair value is based upon internally developed models that utilize current market-based assumptions.

Assets and liabilities measured on a recurring basis at fair value included in our Consolidated Statements of Financial Position are summarized below:

(Millions of dollars)
	December 31, 2011
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$232	$—	$232
Total Assets	$—	$232	$—	$232
Liabilities
Guarantees	$—	$—	$2	$2
Total Liabilities	$—	$—	$2	$2

	December 31, 2010
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$189	$—	$189
Total Assets	$—	$189	$—	$189
Liabilities
Guarantees	$—	$—	$3	$3
Total Liabilities	$—	$—	$3	$3

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$43	$—	$43
Securitized retained interests	—	—	102	102
Total Assets	$—	$43	$102	$145
Liabilities
Guarantees	$—	$—	$4	$4
Total Liabilities	$—	$—	$4	$4

Below are roll-forwards of assets and liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2011, 2010 and 2009.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions of a marketplace participant.

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance as of December 31, 2008	$52	$2
Gains or (losses) included in earnings (realized/unrealized)(1)	(31)	—
Changes in Accumulated other comprehensive income/(loss)	6	—
Purchases, issuances and settlements	75	2
Balance as of December 31, 2009	$102	$4
Adjustment to adopt consolidation of variable-interest entities	(102)	—
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance as of December 31, 2010	$—	$3
Issuance of guarantees	—	4
Expiration of guarantees	—	(5)
Balance as of December 31, 2011	$—	$2

(1)Included in Other revenues, net, in the Consolidated Statements of Profit.

The amount of unrealized net losses on securitized retained interests included in earnings for the year ended December 31, 2009 related to assets still held at December 31, 2009 was $28 million.  These losses were reported in Other revenues, net, in the Consolidated Statements of Profit.

In addition to the amounts above, we had impaired loans with a fair value of $141 million, $171 million and $208 million as of December 31, 2011, 2010 and 2009, respectively.  A loan is considered impaired when management determines that collection of contractual amounts due is not probable.  In these cases, an allowance for credit losses is established based primarily on the fair value of associated collateral.  As the collateral's fair value is based on observable market prices and/or current appraised values, the impaired loans are classified as Level 2 measurements.

B.	Fair Values of Financial Instruments

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair Value Measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments.

Cash and cash equivalents – carrying amount approximated fair value.

Finance receivables, net – fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Restricted cash and cash equivalents – carrying amount approximated fair value.

Short-term borrowings – carrying amount approximated fair value.

Long-term debt – fair value on fixed and floating-rate debt was estimated based on quoted market prices.

Please refer to the table below for the fair values of our financial instruments.

(Millions of dollars)	2011		2010		2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,176	$1,176	$1,676	$1,676	$2,536	$2,536
Foreign currency contracts:
In a receivable position	$7	$7	$6	$6	$20	$20
In a payable position	$(16)	$(16)	$(9)	$(9)	$(18)	$(18)
Finance receivables, net (excluding finance leases(1))	$17,431	$17,172	$15,444	$15,311	$14,809	$14,952
Restricted cash and cash equivalents(2)	$64	$64	$91	$91	$—	$—
Short-term borrowings	$(3,895)	$(3,895)	$(3,852)	$(3,852)	$(3,721)	$(3,721)
Long-term debt	$(21,631)	$(22,674)	$(19,362)	$(20,364)	$(21,523)	$(22,296)
Interest rate swaps:
In a net receivable position	$248	$248	$211	$211	$147	$147
In a net payable position	$(7)	$(7)	$(19)	$(19)	$(106)	$(106)
Securitized retained interests	$—	$—	$—	$—	$102	$102
Guarantees	$(2)	$(2)	$(3)	$(3)	$(4)	$(4)

(1)As of December 31, 2011, 2010 and 2009, represents finance leases with a net carrying value of $7,325 million, $7,299 million and $7,780 million, respectively.
(2)Included in Other assets in the Consolidated Statements of Financial Position.